STOCKHOLDERS’ EQUITY (DEFICIENCY)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders Equity and Share Based Compensation Disclosure [Abstract]
STOCKHOLDERS' DEFICIENCY

NOTE 8 – STOCKHOLDERS’ EQUITY (DEFICIENCY)

During the six-month period ended June 30, 2013, the Company issued:

•	52,479 shares of ABHD common stock for the conversion of $36,736 of interest accrued on Secured Convertible Promissory Notes;
•	2,649,640 shares of ABHD common stock for the conversion of all remaining convertible notes issued by AbTech with an aggregate principal amount of $1,856,000 and a conversion rate of $0.70 per share;
•
60,000 shares of ABHD common stock for the services valued at $40,600 and accrued an additional $27,200 for the estimated value of 40,000 additional shares that the Company was obligated to issue for services rendered as of June 30, 2013;

•	128,971 shares of ABHD common stock for the cashless exercise of warrants for 666,666 shares of common stock; and
•	106,476 shares of ABHD common stock for the conversion of 20,000 shares of AbTech Series A preferred stock.

Paid-in capital for the six-months ended June 30, 2013 also increased by $169,796 for the value of stock based compensation attributable to options and warrants vesting during the period and by $10,399 for the value of the warrant issued with the Bridge Note in June 2013.

On June 25, 2013, the Company entered into an agreement (the “Investment Agreement” or “Equity Line of Credit”) with Dutchess Opportunity Fund, II, LP (“Dutchess”) whereby Dutchess is irrevocably committed to purchase up to $2 million of ABHD common stock from the Company over the course of 36 months. The aggregate number of shares issuable by the Company and purchasable by Dutchess under the Investment Agreement is limited by the dollar amount sold, in this instance no more than $2 million, and will depend upon the trading price of the Company’s shares. The Company may draw on the Equity Line of Credit from time to time, as and when it determines appropriate in accordance with the terms and conditions of the Investment Agreement. The Company has no obligation to utilize the full amount available under the Equity Line of Credit.

NOTE 11 – STOCKHOLDERS’ EQUITY (DEFICIENCY) AND STOCK-BASED COMPENSATION

Stock Options

The Company grants stock options to officers, directors, employees and consultants under stock plans.

AbTech’s 2007 Stock Plan - Prior to the Merger with ABHD, AbTech issued stock options under a plan (the “2007 Stock Plan”) that allowed up to 15% of the capital stock outstanding of AbTech to be available for awards granted under the plan. Options granted under the plan expire on the earlier of the stated expiration date or, in the case of incentive stock options, ninety days after the date employment ends or, in the case of non-statutory options, 30 days after the optionee ceases to be a service provider to the Company. The stated expiration dates occur between 2015 and 2020. Stock options were granted at the fair market value of the common stock as determined by the Board of Directors on the date of grant and are exercisable subject to vesting provisions and performance objectives. All outstanding stock options granted by AbTech outstanding as of the date of the reverse acquisition transaction with ABHD automatically convert into options for the purchase of shares of ABHD common stock at the rate of 5.32 shares of ABHD stock for each share of AbTech stock. ABHD will issue new authorized shares for AbTech stock options exercised after February 10, 2011, the date of the Merger.

ABHD’s 2012 Incentive Stock Plan – In May 2012, the shareholders of ABHD approved the 2012 Incentive Stock Plan (the “2012 Plan”), which allows for up to 9,000,000 shares of common stock awards to be granted during the term of the plan. The exercise price of options granted under the 2012 Plan is determined by the 2012 Plan Committee and may not be less than 100% of the fair market value of the common stock of ABHD on the grant date. Options expire not more than 10 years from the date of grant.

For the years ended December 31, 2012 and 2011, compensation expense of $634,849 and $77,532, respectively, for stock options accounted for under ASC 718 is included in Selling, general and administrative expense in the consolidated statements of operations. There was no related tax benefit recognized due to the Company’s loss position. At December 31, 2012, the Company had approximately $1,663,551 of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of approximately 2 years. No cash was received from the exercise of stock options during 2012 or 2011.

Compensation expense was determined from the estimates of fair values of stock options granted using the Black-Scholes option pricing model. The following table summarizes the weighted average of fair value and the significant assumptions used in applying the Black-Scholes model for options granted in 2012 and 2011:

	2012	2011
Weighted average of fair value for options granted	$0.36	$0.27
Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%
Expected volatility	85.0%	81.5%
Risk-free interest rate	0.7%	1.9%
Expected life (in years)	2.3	5.0

The assumptions for expected dividend yield, expected volatility and expected term reflect management’s judgment and include consideration of historical experience. Expected volatility is based on historical volatility of the Company’s shares. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.

The Company’s stock option activity for the years ending December 31, 2012 and 2011 is summarized below (all share amounts for options granted by AbTech have been restated to give effect to the merger exchange ratio and reflect the equivalent number of ABHD shares):

AbTech Options

	Number of AbTech Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at December 31, 2010	5,329,107	$0.70	6.6
Forfeited or expired	(2,629,949)	0.70
Outstanding at December 31, 2011	2,699,158	0.70	3.5
Expired	(1,117,994)	0.70
Outstanding at December 31, 2012	1,581,164	$0.70	4.2

As of December 31, 2012, there were 1,581,164 stock options outstanding and exercisable with a weighted average remaining life of 4.2 years and an intrinsic value of $0.

ABHD Options

	Number of ABHD Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at December 31, 2010	640,000	$0.55	4.9
Granted	4,734,300	0.42
Outstanding at December 31, 2011	5,374,300	0.44	9.6
Granted	2,662,494	0.80
Expired	(40,000)	0.42
Outstanding at December 31, 2012	7,996,794	$0.56	6.9

As of December 31, 2012, there were 7,996,794 stock options outstanding with a weighted average remaining life of 6.9 years and an intrinsic value of $2,509,781. As of December 31, 2012, there were approximately 2,762,408 options exercisable with a weighted average remaining life of 4.6 years and an intrinsic value of $624,761. Of the non-exercisable stock options outstanding at December 31, 2012, 3,015,086 stock options vest over time between 2013 and 2015 and 2,219,300 stock options vest only upon the Company achieving specific performance objectives in 2013.

The following table summarizes the activity of the shares and weighted-average grant date fair value of the Company’s non-vested common stock options during the years ending December 31, 2012 and 2011:

	Non-vested AbTech Shares		Non-vested ABHD Shares
	Number of Shares	Weighted- average grant date fair value	Number of Shares	Weighted -average grant date fair value
Non-vested at December 31, 2010	2,502,178	$0.18	640,000	$0.12
Granted	-		4,734,300	0.27
Vested	(399,284)	0.10	(320,000)	0.12
Forfeited or expired	(2,102,894)	0.20	-
Non-vested at December 31, 2011	-	-	5,054,300	0.27
Granted			2,662,494	0.36
Vested			(2,442,408)	0.26
Expired			(40,000)	0.27
Non-vested at December 31, 2012	-	$-	5,234,386	$0.32

Common stock
In conjunction with the Merger that occurred in February 2011, the Company sold 2,320,000 shares of common stock for $2,320,000 of cash. Of this amount, 1,495,000 shares were issued during 2010 and 825,000 shares were issued during 2011 (see Note 12 - REVERSE ACQUISITION TRANSACTION).

During 2012 and 2011, the Company issued 300,000 and 449,931 shares, respectively, of common stock to five entities for services rendered to the Company. These shares were valued at the closing market price of the Company’s common stock on the measurement date in accordance with the provisions of ASC 505-50-30. The resulting expense of $240,000 and $320,533 in 2012 and 2011, respectively, is included in Selling, general and administrative expense in the consolidated statements of operations.

During 2012, the Company sold 4,840,832 shares of common stock to accredited investors in a private offering for $3,450,338 of cash, net of financing costs (see Note 14 – PRIVATE PLACEMENTS).

During 2012, the Company issued 366,666 shares of ABHD common stock upon the exercise of warrants for cash payments of $219,999 and 143,182 shares of ABHD common stock upon the exercise of warrants where the cashless exercise feature of the warrants was used.

During 2012, 10,727,005 shares of ABHD common stock were issued for the conversion of debt and interest accrued thereon totaling $7,346,590. Of this converted debt, $280,000 (converted into 441,707 shares of ABHD common stock) represented convertible promissory notes of the Company’s subsidiary, AbTech Industries. During 2011, 4,984,324 shares of ABHD common stock were issued for the conversion of AbTech Industries debt and interest accrued thereon totaling $3,084,474.

Warrants

In 2012 the Company issued the following warrants:
Thirty-one investors participating in the February 2012 closing of the September 2011 Offering (see Note 14 – PRIVATE PLACEMENTS) received warrants to purchase 1,733,335 shares of ABHD common stock and the placement agent for the offering received a warrant to purchase 220,953 shares of ABHD common stock related to the February 2012 closing.
Seven investors participating in the September 2011 Offering (see Note 14 – PRIVATE PLACEMENTS) received in 2012 additional warrants to purchase 60,335 shares of ABHD common stock when the Company, in accordance with the maturity date extension terms of Secured Notes, elected to extend the maturity dates of the seven affected Secured Notes.
Twenty-five investors participating in the 2012 Equity Offering (see Note 14 – PRIVATE PLACEMENTS) received warrants to purchase 484,083 shares of ABHD common stock. In addition, the placement agent for the 2012 Equity Offering received a warrant to purchase 87,217 shares of ABHD common stock.
Three consultants received warrants to purchase an aggregate 250,000 shares of ABHD common stock for consulting services rendered to the Company. Of these warrant shares, 200,000 have an exercise price of $0.71 per share and expire April 16, 2014. The other 50,000 warrant shares have an exercise price of $0.80 per share and expire August 16, 2015. Compensation expense related to these warrants of $69,675 was included in Selling, general and administrative expense in the consolidated statements of operations.

In 2011 the Company issued the following warrants:
Thirty investors participating in the September Private Placement (see Note 14 - PRIVATE PLACEMENTS) received warrants to purchase 2,666,667 shares of ABHD common stock. In addition, the placement agent received warrants to purchase 533,333 shares of ABHD common stock.
Three individuals participating in the July Offering (see Note 14 - PRIVATE PLACEMENTS) received warrants to purchase 466,666 shares of ABHD common stock.
Two individuals received warrants to purchase 530,000 shares of ABHD common stock as compensation for consulting services provided to the Company. These warrants have an exercise price of $0.50 per share. One warrant for 30,000 shares expires on July 23, 2013 and the other warrant for 500,000 shares expires on February 28, 2014. Compensation expense related to these warrants of $58,014 was included in Selling, general and administrative expense in the consolidated statements of operations.

A summary of common stock warrants outstanding at December 31 is as follows:

	AbTech Warrants		ABHD Warrants
	Number of Warrants	Weighted- average Exercise Price	Number of Warrants	Weighted- average Exercise Price
Outstanding at December 31, 2010	5,066,698	$0.79	-	-
Granted	-	-	4,196,666	$0.59
Exercised	-	-	-	-
Forfeited or expired	(3,306,069)	0.80	-	-
Outstanding at December 31, 2011	1,760,629	0.77	4,196,666	0.59
Granted	-	-	2,835,923	0.67
Exercised for cash	-	-	(366,666)	0.60
Exercised-cashless	-	-	(450,000)	0.60
Expired	(86,954)	0.70	-	0.60
Outstanding at December 31, 2012	1,673,675	$0.77	6,215,925	$0.64

The 1,673,675 exercisable AbTech warrants outstanding at December 31, 2012 expire at various dates through 2015 and have a weighted average remaining life of 1.7 years.

The 6,215,924 exercisable ABHD warrants outstanding at December 31, 2012 expire at various dates through 2017 and have a weighted average remaining life of 3.7 years.

AbTech Series A Convertible Preferred Stock

AbTech has designated 3,500,000 of its 5,000,000 authorized preferred shares as Series A Convertible Preferred Stock (“Series A Stock”) and has 1,232,947 of such shares issued and outstanding at December 31, 2012. These shares represent the non-controlling interest in the Company’s subsidiary as shown on the Consolidated Balance Sheets and Consolidated Statements of Operations. Series A Stock has a par value of $0.01 and no liquidation or dividend preferences. During 2012, holders of 206,667 shares of Series A Stock elected to convert their shares of Series A Stock into 1,100,252 shares of ABHD common stock as provided for under the Merger Agreement (see NOTE 12 – REVERSE ACQUISITION TRANSACTION).

The holders of Series A Stock may at any time elect to convert any or all such shares into common shares of AbTech at a conversion rate initially set at one share of AbTech common stock for each share of Series A Stock, subject to certain anti-dilution adjustments that protect Series A Stockholders if AbTech issues new shares at less than $3.75 per share. The Series A Stock will automatically convert into common shares upon either (a) the closing of a firm underwritten public offering, (b) subsequent listing on the New York Stock Exchange or the NASDAQ Global Market, or (c) upon the sale or transfer of substantially all the assets or the consolidation or merger with an entity solely for cash or solely for cash and securities listed on the New York Stock Exchange or the NASDAQ Global Market.

While Series A Stockholders have no voting rights as ABHD stockholders, they do have specific rights pertaining to the governance of AbTech, ABHD’s subsidiary. As long as Series A Stockholders hold, on a converted basis, at least 8% of the Common Stock of AbTech, they will be granted a pre-emptive right to maintain their respective ownership percentages, as determined on a fully-diluted basis, in subsequent sales of Common Stock or Common Stock Equivalents conducted by AbTech. Series A Stockholders have a right to designate up to three Directors to the AbTech Board of Directors (Series A Directors) and the Series A Directors are entitled to choose at least one member of the AbTech Audit Committee and one Member of the AbTech Compensation Committee. Corporate governance provisions were also modified to require various levels of supermajority approval by the AbTech Board for specific, major actions taken by AbTech. For some actions, approval of 2/3rds of the Series A Directors is required.

Common shares reserved for future issuance

As of December 31, 2012, ABHD common shares reserved for future issuance were as follows (all shares are stated in ABHD share equivalents):

Conversion of convertible AbTech preferred stock	6,563,943
Shares issuable upon conversion of debt	3,335,367
Stock options outstanding	9,577,958
Warrants to purchase common stock	7,889,600
27,366,868